PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets
Components of prepayments and other current assets as of December 31, 2019 and 2020 were as follows (RMB in millions):

	2019	2020
Prepayments and other deposits	8,395	3,765
Receivable related to financial services (Note 2)	2,777	2,462
Prepaid expenses	406	454
Receivables from financial institutions	200	516
Others	932	658

Total	12,710	7,855